Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2022
Intangible Assets and Goodwill
Intangible Assets and Goodwill

14      Intangible Assets and Goodwill

The cost, weighted average amortization rates and accumulated amortization of intangible assets and goodwill comprise the following amounts:

		December 31, 2022			December 31, 2021
	Weighted average amortization rate	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Software	20%	263,433	(182,711)	80,722	247,326	(151,281)	96,045
Customer Portfolio	8%	1,201,074	(377,891)	823,183	1,197,381	(275,276)	922,105
Trademarks	5%	631,582	(112,967)	518,615	632,016	(85,658)	546,358
Trade Agreement	8%	247,622	(28,795)	218,827	247,622	(4,127)	243,495
Platform content production	33%	123,251	(74,881)	48,370	73,877	(49,583)	24,294
Other Intangible assets	33%	39,422	(32,142)	7,280	39,421	(32,140)	7,281
In progress		18,958	-	18,958	3,991	-	3,991
Goodwill		3,711,721	-	3,711,721	3,694,798	-	3,694,798
		6,237,063	(809,387)	5,427,676	6,136,432	(598,065)	5,538,367

Changes in intangible assets and goodwill were as follows:

	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2021 (i)	96,045	922,105	546,358	243,495	24,294	7,281	3,991	3,694,798	5,538,367
Additions	12,881	-	-	-	62,722	17	14,967	-	90,587
Additions through business combinations	3,225	3,833	-	-	-	-	-	16,923	23,981
Disposals	-	(140)	(434)	-	(13,348)	(15)	-	-	(13,937)
Amortization	(31,430)	(102,615)	(27,309)	(24,668)	(25,298)	(3)	-	-	(211,323)
As of December 31, 2022	80,722	823,183	518,615	218,827	48,370	7,280	18,958	3,711,721	5,427,676

(i)	Considers the review of goodwill and intangibles assets of the acquisition of EMME and Redação Nota Mil, acquired during the year 2021.

	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production (i)	Other intangible assets	In progress	Goodwill (ii)	Total
As of December 31, 2020	83,414	928,858	573,586	-	23,821	6,243	999	3,307,805	4,924,726
Additions	25,560	-	-	-	20,808	39	9,509	-	55,916
Additions through business combinations	11,036	83,589	-	247,622	-	1,099	-	387,074	730,419
Amortization	(30,482)	(90,342)	(27,309)	(4,127)	(20,335)	(100)	-	-	(172,695)
Transfers	6,517	-	-	-	-	-	(6,517)	-	-
As of December 31, 2021	96,045	922,105	546,277	243,495	24,294	7,281	3,991	3,694,879	5,538,367

(i)	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include “Plurall Digital Transformation” in the amount of R$ 20,808 million, and project related to learning systems, in the amount of R$ 9,509 million.
(ii)	The Company recognized R$ 387,074 as goodwill on SEL, Redação Nota 1000, EMME and De Gouges acquisition, see Note 5.

(i)	Goodwill impairment test

The Company performed its annual impairment test in 2022 and 2021 The Company also carried out a sensitivity analysis in the long-term model and cash flows. The conclusion of these tests conducted by the Company for the years ended December 31, 2022 and 2021, showed that no adjustments were required to these assets.

The Company is comprised of two separate CGUs (each one of its reportable operating segments, as per Note 28), for which the recoverable amount has been determined based on value-in-use calculations, Goodwill is allocated to each CGU as shown below:

	December 31, 2022	December 31, 2021
Content and Edtech Platform	3,674,034	3,674,036
Digital Platform	37,687	20,843
	3,711,721	3,694,879

The recoverable amount of a CGU has been determined based on value-in-use calculations. These calculations use pre-income tax and social contribution cash flow projections based on financial budget approved by management covering a period of eight years. Cash Flows beyond that period are extrapolated using growth rates. The growth rate does not exceed the long-term average growth rate for the business that CGU operates.

For each of the CGUs, the key assumptions, long-term growth rate and discount rate used in the value-in-use calculations are stated in the table below. In addition, the recoverable amount is also disclosed in the table. The key assumptions used for value-in-use calculations as of December 31, 2022 and 2021 are as follows:

		2022		2021
	Content and EdTech Platform	Digital Platform	Content and EdTech Platform	Digital Platform
Growth rate - %	13.70%	12.5%	14.40%	9.7%
Discount rate - %	12.10%	12.10%	10.81%	10.81%
Growth rate (%) in perpetuity	4.7%	4.7%	5.8%	5.8%
Years projected	8	8	8	8

Growth rate is based on assumptions defined by the Company’s management, underpinned by business performance compared with other competitors and based on internal measures (new initiatives and services provided) taken into consideration. The discount rate is determined by individual WACC (weighted average working capital), net of income taxes.

The assumptions of the long-term model used in the impairment test calculation were assessed and approved by the Business’ Management, as well as the rates used.

(ii)	Impairment of other intangible assets and in progress

There were no indications of impairment of intangible assets for the years ended December 31, 2022 and 2021. Additionally, intangible assets stated as “in progress” were assessed for impairment by comparing its carrying amount with its recoverable amount and no adjustments were considered necessary.